Company Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Non-current assets
Total non-current assets	$ 9,365	$ 9,466		$ 9,053
Current assets
Trade and other receivables and prepayments, net	158	190		510
Cash and cash equivalents	861	861	$ 1,592	2,471	$ 2,676		$ 1,239
Other assets		0		35
Total current assets	1,050	1,082		3,047
Total assets	10,415	10,548		12,100
EQUITY
Share capital	81	81		81
Reserves	1,481	1,848		4,365
Total equity	1,562	1,929	$ 2,729	4,446	$ 4,409	$ 4,562	$ 4,538
Non-current liabilities
Borrowings	7,573	7,065		5,608
Total non-current liabilities	7,717	7,205		5,756
Current liabilities
Total current liabilities	1,136	1,414		1,898
Total liabilities	8,853	8,619		7,654
Total equity and liabilities	10,415	10,548		12,100
Net current assets (liabilities)	(86)	(332)		1,149
Total assets less current liabilities	$ 9,279	9,134		10,202
Parent Company [Member]
Non-current assets
Interests in subsidiaries		1,144		1,129
Note receivable from a subsidiary		7,782		5,919
Total non-current assets		8,926		7,048
Current assets
Trade and other receivables and prepayments, net		59		96
Cash and cash equivalents		6		216
Other assets		0		35
Total current assets		65		347
Total assets		8,991		7,395
EQUITY
Share capital		81		81
Reserves		1,851		1,738
Total equity		1,932		1,819
Non-current liabilities
Borrowings		6,920		5,461
Other payables		3		1
Total non-current liabilities		6,923		5,462
Current liabilities
Other payables		136		114
Total current liabilities		136		114
Total liabilities		7,059		5,576
Total equity and liabilities		8,991		7,395
Net current assets (liabilities)		(71)		233
Total assets less current liabilities		$ 8,855		$ 7,281